Schedule III - Schedule of Real Estate	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Schedule of Real Estate
Schedule III - Schedule of Real Estate
The following is a summary of the Company’s investment properties as of December 31, 2023 prepared in accordance with Rule 12-28 of Regulation S-X:

Corporación Inmobiliaria Vesta, S.A.B. de C.V.
Schedule III - Real Estate
As of December 31, 2023

Description				Initial Cost			Gross Cost as of December 31, 2023
Industrial Park	Location	# buildings	Encumbrances (a)	Land (b)	Building & Improvements (c)	Costs Capitalized Subsequent to Acquisition or Construction	Land	Building & Improvements	Fair Value Adjustments (d)	Cumulative Foreign Currency Translation Effect	Cost to conclude (e)	Carrying Value at the End of the Year (f)(g)(h)	Year of construction / acquisition (i)
DSP	Aguascalientes	8	$0	$0	$67,731,979	$6,462,960	$0	$74,194,939	$66,905,061	$0	$0	$141,100,000	2014
Vesta Park Aguascalientes	Aguascalientes	2	$0	$1,310,069	$7,173,960	$1,494,388	$1,310,069	$8,668,348	$9,221,584	$0	$0	$19,200,000	2014
Los Bravos Vesta Park	Cd Juarez	4	$112,770,000	$6,796,499	$6,994,614	$14,133,652	$6,796,499	$21,128,265	$3,195,235	$0	$0	$31,120,000	2007
Vesta Park Juárez Sur I	Cd Juarez	8	$0	$10,582,374	$48,408,722	$8,390,929	$10,582,374	$56,799,651	$46,477,975	$0	$0	$113,860,000	2007
Vesta Park Guadalajara	Guadalajara	7	$0	$38,363,080	$53,498,608	$54,786,971	$38,363,080	$108,285,579	$156,963,390	$0	$(4,812,050)	$298,800,000	2020
Vesta Park Guadalupe	Monterrey	2	$0	$0	$18,245,889	$1,320,633	$0	$19,566,522	$13,503,478	$0	$0	$33,070,000	2021
Vesta Puebla I	Puebla	5	$0	$2,941,828	$37,367,404	$3,133,192	$2,941,828	$40,500,597	$40,993,601	$0	$0	$85,100,000	2015
Bernardo Quintana	Querétaro	9	$40,280,000	$3,941,469	$18,132,773	$7,587,596	$3,941,469	$25,720,369	$10,618,163	$0	$0	$40,280,000	1996
PIQ	Querétaro	13	$62,250,000	$11,860,812	$58,679,157	$9,767,389	$11,860,812	$68,446,546	$59,963,135	$0	$0	$139,370,000	2005
VP Queretaro	Querétaro	4	$0	$3,483,212	$26,878,558	$17,214,107	$3,483,212	$44,092,666	$8,123,129	$0	$0	$56,600,000	2016
Queretaro Aerospace Park	Querétaro Aero	13	$0	$0	$112,967,664	$11,189,681	$0	$124,157,345	$45,098,723	$0	$(206,068)	$169,050,000	2009
SMA	San Miguel de Allende	7	$0	$11,140,979	$30,851,867	$7,559,488	$11,140,979	$38,411,354	$42,247,808	$0	$(2,448,781)	$92,000,000	2014
Las Colinas	Silao	7	$58,200,000	$8,957,440	$30,014,764	$4,327,428	$8,957,440	$34,342,191	$14,900,369	$0	$0	$58,200,000	2008
Vesta Park Puerto Interior	Silao	7	$0	$22,453,115	$24,432,824	$5,633,296	$22,453,115	$30,066,120	$12,116,273	$0	$0	$69,200,000	2014
Tres Naciones	SLP	9	$32,550,000	$16,683,579	$23,167,433	$7,946,289	$16,683,579	$31,113,722	$16,252,699	$0	$0	$64,050,000	1999
Vesta Park SLP	San Luis Potosí	3	$0	$0	$19,048,011	$4,308,645	$0	$23,356,657	$15,043,343	$0	$0	$38,400,000	2019
La Mesa Vesta Park	Tijuana	16	$58,310,000	$9,054,608	$21,227,938	$7,157,387	$9,054,608	$28,385,324	$27,290,068	$0	$0	$64,730,000	2005
Nordika	Tijuana	1	$17,300,000	$1,970,311	$4,518,481	$1,123,668	$1,970,311	$5,642,148	$9,687,541	$0	$0	$17,300,000	2013
El potrero	Tijuana	2	$29,600,000	$3,918,715	$7,643,699	$2,655,597	$3,918,715	$10,299,296	$15,381,989	$0	$0	$29,600,000	2007
Vesta Park Tijuana III	Tijuana	3	$0	$8,967,836	$17,021,445	$2,251,489	$8,967,836	$19,272,933	$28,699,231	$0	$0	$56,940,000	2007
Vesta Park Pacifico	Tijuana	2	$13,500,000	$3,320,210	$13,454,123	$1,204,010	$3,320,210	$14,658,133	$13,521,657	$0	$0	$31,500,000	2015
VP Lago Este	Tijuana	2	$0	$19,284,782	$18,309,203	$5,119,011	$19,284,782	$23,428,215	$30,287,003	$0	$0	$73,000,000	2017
Vesta Park Megaregion	Tijuana	6	$0	$8,619,298	$34,052,802	$28,931,737	$8,619,298	$62,984,538	$51,290,003	$0	$(9,403,840)	$113,490,000	2021
VPT I	Tlaxcala	4	$0	$1,986,312	$18,283,246	$1,202,590	$1,986,312	$19,485,836	$21,227,852	$0	$0	$42,700,000	2014
Exportec	Toluca	3	$14,830,000	$872,299	$4,160,722	$1,179,700	$872,299	$5,340,422	$8,617,279	$0	$0	$14,830,000	1998
T 2000	Toluca	3	$84,890,000	$10,436,630	$20,079,946	$19,857,542	$10,436,630	$39,937,488	$34,515,882	$0	$0	$84,890,000	1999
El Coecillo Vesta Park	Toluca	1	$58,090,000	$1,766,847	$14,377,370	$11,382,445	$1,766,847	$25,759,815	$30,563,338	$0	$0	$58,090,000	2000
Vesta Park Toluca I	Toluca	11	$0	$20,411,730	$65,896,059	$10,122,871	$20,411,730	$76,018,931	$96,689,339	$0	$0	$193,120,000	2005
Vesta Park Apodaca	Monterrey	4	$0	$14,447,513	$20,673,976	$40,714,311	$14,447,513	$61,388,287	$11,319,728	$0	$(7,701,481)	$79,580,000	2021
PARQUE LAS VENTANAS	Matamoros	1	$0	$3,881,289	$21,858,633	$0	$3,881,289	$21,858,633	$15,560,077	$0	$0	$41,300,000	2017
VESTA PARK ALAMAR	Tijuana	2	$0	$0	$15,711,289	$4,102,361	$0	$19,813,649	$26,596,351	$0	$0	$46,410,000	2020
VESTA PARK RIVERA LARA 1	Cd Juarez	1	$0	$1,075,750	$3,684,126	$0	$1,075,750	$3,684,126	$130,124	$0	$0	$4,890,000	2008

VESTA PARK ROSARITO 1	Tijuana	1	$0	$2,891,498	$15,168,855	$1,094,307	$2,891,498	$16,263,163	$145,340	$0	$0	$19,300,000	2006
VESTA LAGOS MORENO	Lagos	3	$0	$3,498,267	$27,368,941	$7,835,878	$3,498,267	$35,204,819	$33,946,914	$(24,520,312)	$0	$48,129,688	2000
VESTA TLAXCALA	Tlaxcala	9	$22,500,000	$7,072,992	$23,741,557	$2,493,013	$7,072,992	$26,234,570	$17,022,439	$0	$0	$50,330,000	2001
VESTA MORELOS	Tijuana	2	$0	$6,033,568	$9,140,732	$497,696	$6,033,568	$9,638,428	$19,528,004	$0	$0	$35,200,000	2018
STELLANTIS I	Toluca	2	$0	$6,185,551	$8,514,449	$7,696,655	$6,185,551	$16,211,104	$2,853,345	$0	$0	$25,250,000	2022
Other	Other	27	$37,400,000	$51,130,324	$89,673,511	$23,962,182	$51,130,324	$113,635,693	$29,276,316	$0	$(707,857)	$203,604,476	2001
Total of operating parks		214	$642,470,000	$325,340,786	$1,058,155,329	$345,841,092	$325,340,786	$1,403,996,421	$1,085,774,287	$(24,520,312)	$(25,280,077)	$2,783,584,164

Vesta Park Juarez Oriente	Cd. Juarez	3	$0	$21,037,666	$48,245,923	$0	$21,037,666	$48,245,923	$45,421,792	$0	- 26,455,382	$88,250,000	2023
Vesta Park Aguascalientes	Aguascalientes	1	$0	$0	$18,828,833	$0	$0	$18,828,833	$66,251	$0	- 5,985,084	$12,910,000	2023
Vesta Park SLP	San Luis Potosí	1	$0	$0	$7,151,934	$0	$0	$7,151,934	$15,866,596	$0	- 6,058,529	$16,960,000	2023
Tres Naciones	San Luis Potosí	1	$0	$4,410,373	$9,293,898	$0	$4,410,373	$9,293,898	- 779,877	$0	- 3,964,394	$8,960,000	2023
VP Queretaro	Querétaro	2	$0	$0	$9,221,448	$0	$0	$9,221,448	$11,349,955	$0	- 4,661,404	$15,910,000	2023
Other	Valle de México	3	$0	$18,714,723	$32,244,627	$0	$18,714,723	$32,244,627	$134,109,159	$0	- 37,858,508	$147,210,000	2023
Total of land and buildings under construction		11	$0	$44,162,762	$124,986,663	$0	$44,162,762	$124,986,663	$206,033,877	$0	- 84,983,302	$290,200,000

VP SLP	San Luis Potosí			$2,642,396			$2,642,396		$7,627,604			$10,270,000	2019
VP Queretaro	Querétaro			$8,624,913			$8,624,913		$23,215,087			$31,840,000	2018
Vesta Park Puerto Interior	Silao			$13,055,507			$13,055,507		$4,564,493			$17,620,000	2015
Vesta Park Aguascalientes	Aguascalientes			$14,754,874			$14,754,874		$15,375,126			$30,130,000	2018
Vesta Puebla II	Puebla			$126,026			$126,026		$663,974			$790,000	2016
SMA	San Miguel de Allende			$11,861,361			$11,861,361		$2,648,639			$14,510,000	2015
Vesta Park Apodaca	Monterrey			$33,094,046			$33,094,046		$125,954			$33,220,000	2022
Total of land reserves		0	$0	$84,159,124	$0	$0	$84,159,124	$0	$54,220,876	$0	$0	$138,380,000

		225	$642,470,000	$453,662,671	$1,183,141,992	$345,841,092	$453,662,671	$1,528,983,084	$1,346,029,040	$(24,520,312)	$(110,263,379)	$3,212,164,164
a.Encumbrances include security trust agreements over some of our properties securing two secured loans acquired in 2016 and 2017.
b.Land amounts include land owned and does not include land easements in our real estate portfolio.
c.Amounts presented in building and improvements include building improvements costs, acquisition costs, land improvements costs, infrastructure costs and brokerage fees paid.
d.Vesta uses external appraisers in measuring the fair value for all of its investment properties. The independent appraisers hold recognized and relevant professional qualification and have recent experience of the location and category of the investment property being valued. The valuation model is in accordance with the guidance recommended by the International Valuation Standards Committee. These valuation models are consistent with the principles in IFRS 13.
e.Cost to conclude in our operating parks represent construction of new buildings in the related park.
f.See Note 8 of our audited consolidated financial statements as of December 31, 2023 for the the reconciliation of investment properties for the years ended December 31, 2023, 2022 and 2021.
g.The aggregate cost for Federal income tax purposes as of December 31, 2023 was $2,281,993,475
h.Accrued intercompany profits included in the carrying value of investment properties are US$0.0
i.Year of construction or acquisition represents the earliest year Vesta acquired or began construction in such property.